BUSINESS ACQUISITIONS AND DISPOSALS (Tables)	12 Months Ended
Dec. 31, 2012
Business acquisitions
Pro forma financial data for the acquisitions of Elf Group, Intercom, Zhelgortelecom, Kurchatov and Tascom

	2012	2011
Pro forma:
Net revenues	$12,455,846	$12,357,783
Net income	1,011,836	1,455,503

Revenue and earnings of the companies acquired from third parties since the acquisition date included in the consolidated statement of operations and comprehensive income

        The following amounts of revenue and earnings of companies acquired in 2012 since the acquisition date are included into the consolidated statement of operations and comprehensive income for the year ended December 31, 2012:

2012
Net revenues	$26,289
Net income	5,006

Regional fixed line operators acquired in 2012
Business acquisitions
Purchase price allocation of acquisition

        The following table summarizes the purchase price allocation for regional fixed line operators acquired during the year ended December 31, 2012:

	Elf Group	Intercom	ZhelGorTeleCom	Pilot & TVKiK	Total
Month of acquisition	August	August	October	October
Region of operations	Central region	Volga region	Central region	Central region
Ownership interest acquired	100%	100%	100%	100%
Current assets	$180	$278	$135	$109	$702
Property, plant and equipment	1,530	361	108	663	2,662
Goodwill	5,407	1,950	3,698	1,746	12,801
Customer base	1,401	901	1,748	692	4,742
Current liabilities	(1,368)	(469)	(411)	(188)	(2,436)
Non-current liabilities	(280)	(180)	(355)	(138)	(953)
Fair value of contingent consideration	(878)	(316)	(162)	—	(1,356)

Consideration paid	$5,992	$2,525	$4,761	$2,884	$16,162

Tascom
Business acquisitions
Purchase price allocation of acquisition

Current assets	$15,435
Property, plant and equipment	18,452
Goodwill	34,089
Customer base	5,293
Other non-current assets	6,383
Current liabilities	(25,659)
Non-current liabilities	(3,363)
Fair value of contingent consideration	(5,365)

Consideration paid	$45,265

Regional fixed line operators acquired in 2011
Business acquisitions
Purchase price allocation of acquisition

        The following table summarizes the purchase price allocation for regional fixed line operators acquired during the year ended December 31, 2011:

	Inteleca Group	Infocentr	Altair	TVT	Total
Month of acquisition	April	April	August	October
Region of operations	Sibir region	Ural region	Central region	Volga region
Ownership interest acquired	100%	100%	100%	100%
Current assets	$853	$2,840	$3,172	$7,623	$14,488
Property, plant and equipment	10,812	2,585	3,739	68,789	85,925
Goodwill	10,662	14,711	12,726	111,967	150,066
Customer base	2,217	4,820	13,025	7,330	27,392
Other non-current assets	22	17	1,618	1,889	3,546
Current liabilities	(4,491)	(8,547)	(5,542)	(25,510)	(44,090)
Non-current liabilities	(875)	(989)	(3,148)	(9,545)	(14,557)

Consideration paid	$19,200	$15,437	$25,590	$162,543	$222,770

TVT
Business acquisitions
Purchase price allocation of acquisition

	Amounts Recognized as of Acquisition Date	Measurement Period Adjustments	Amounts Recognized as of Acquisition Date (as Adjusted)
Current assets	$7,623	$—	$7,623
Property, plant and equipment	31,664	37,125	68,789
Goodwill	147,591	(35,624)	111,967
Customer base	—	7,330	7,330
Other non-current assets	1,813	76	1,889
Current liabilities	(25,510)	—	(25,510)
Non-current liabilities	(638)	(8,907)	(9,545)

Consideration paid	$162,543	$—	$162,543

Regional fixed line operators acquired in 2010
Business acquisitions
Purchase price allocation of acquisition

        The following table summarizes the purchase price allocation for regional fixed line operators acquired during the year ended December 31, 2010:

	Tenzor Telecom	Penza Telecom	NMSK	Lanck Telecom	Total
Month of acquisition	February	June	December	December
Region of operations	Central region	Volga region	Sibir region	North-West region
Ownership interest acquired	100%	100%	100%	100%
Current assets	$711	$1,076	$2,575	$1,634	$5,996
Property, plant and equipment	2,191	2,407	10,625	10,618	25,841
Goodwill	6,616	7,394	14,113	11,119	39,242
Customer base	—	15,603	5,512	6,733	27,848
Other non-current assets	—	—	124	337	461
Current liabilities	(3,142)	(4,369)	(8,607)	(10,936)	(27,054)
Non-current liabilities	(130)	(2,779)	(944)	(1,684)	(5,537)

Consideration paid	$6,246	$19,332	$23,398	$17,821	$66,797

Multiregion.
Business acquisitions
Purchase price allocation of acquisition

Current assets	$46,776
Non-current assets	46,732
Customer base	76,376
Goodwill	148,743
Current liabilities	(126,780)
Non-current liabilities	(44,007)
Fair value of noncontrolling interests	(24,244)

Consideration paid	$123,596